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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2865
Columbia Funds Trust IV
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Municipal Money Market Fund

		Par ($)	Value ($)*
Municipal Bonds – 99.6%

ARIZONA – 3.7%

Maricopa County IDA
	Sonora Vista II Apartments,
	Series 2003 A, VRDB, AMT,
	LOC: Wells Fargo Bank NA

	2.090% 12/01/39	1,000,000	1,000,000

Phoenix IDA
	Spring Air Mattress Co.,
	Series 1999, VRDB, AMT,
	LOC: JPMorgan Chase Bank

	2.180% 04/01/19	1,490,000	1,490,000

		ARIZONA TOTAL	2,490,000

COLORADO – 7.4%

Boulder County
	Boulder Medical Center Project,
	Series 1998, VRDB, AMT,
	LOC: Wells Fargo Bank NA

	2.140% 01/01/17	2,915,000	2,915,000

Colorado Springs IDR
	Catalano Family LLP Project,
	Series 1998, VRDB, AMT,
	LOC: JPMorgan Chase Bank

	2.150% 08/01/13	820,000	820,000

Concord Metropolitan District
	Series 2004,VRDB,
	LOC: Wells Fargo Bank NA

	2.250% 12/01/29	1,300,000	1,300,000

		COLORADO TOTAL	5,035,000

FLORIDA – 0.7%

Lee County IDA
	Hope of Southwest Florida, Inc.,
	Series 2004, VRDB,
	LOC: SunTrust Bank

	1.610% 10/01/23	500,000	500,000

		FLORIDA TOTAL	500,000

GEORGIA – 11.7%

Cartersville Development Authority
	Bliss & Laughlin Steel Co.,
	Series 1988, VRDB, AMT,
	LOC: SunTrust Bank

	2.160% 12/01/18	2,800,000	2,800,000

Cobb County Solid Waste Management Authority

	Series 1995, AMT,

	6.050% 01/01/05	1,000,000	1,000,000

Fulton County Development Authority
	Industrial Laser Solutions LLC,
	Series 2003, VRDB, AMT,
	LOC: Wachovia Bank NA

	2.100% 05/01/18	3,000,000	3,000,000

		Par ($)	Value ($)*
Municipal Bonds – (continued)

GEORGIA – (continued)

Screven County IDA
	Sylvania Yarn Systems,
	Series 1995, VRDB, AMT,
	LOC: Wachovia Bank NA

	2.040% 10/01/10	1,150,000	1,150,000

		GEORGIA TOTAL	7,950,000

ILLINOIS – 9.7%

Carol Stream IDR

	MAAC Machinery Co. Project,
	Series 1999, VRDB, AMT,
	LOC: Northern Trust Co.

	2.100% 04/01/24	900,000	900,000

Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, VRDB, AMT,
	LOC: Northern Trust Co.

	2.300% 11/01/22	1,550,000	1,550,000

Rockford Industrial Project Revenue
	Fastener Engineers Project,
	Series 1995, VRDB, AMT,
	LOC: KeyBank NA

	2.300% 02/01/15	1,700,000	1,700,000

Skokie IDR
	PS Greetings, Inc. Project,
	Series 2003, VRDB, AMT,
	LOC: LaSalle Bank NA

	2.120% 12/01/33	2,400,000	2,400,000

		ILLINOIS TOTAL	6,550,000

INDIANA – 8.9%

Elkhart County Industrial Economic Development Revenue
	Crossroads Apartments LLC,
	Series 1998 A, VRDB, AMT,
	LOC: LaSalle Bank

	2.200% 04/01/28	850,000	850,000

	Hart Housing Group, Inc. Project,:
	Series 1997, VRDB, AMT,
	LOC: Fifth Third Bank NA

	2.190% 01/01/11	2,265,000	2,265,000

Evansville Economic Development Revenue
	B & M Plastics, Inc. Project,
	Series 2002, VRDB, AMT,
	LOC: Fifth Third Bank NA

	2.080% 12/01/17	1,000,000	1,000,000

Haubstadt/Owensville School Building Corp.
	Series 2003,
	Insured: FGIC

	3.000% 01/10/05	725,000	725,188

		Par ($)	Value ($)*
Municipal Bonds – (continued)

INDIANA – (continued)

St. Joseph County Industrial Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, VRDB, AMT,
	LOC: FHLB

	2.100% 06/01/27	1,215,000	1,215,000

		INDIANA TOTAL	6,055,188

IOWA – 4.1%

Clinton IDR
	Sethness Products Co.,
	Series 1996, VRDB, AMT,
	LOC: Northern Trust Co.

	2.100% 09/01/11	2,800,000	2,800,000

		IOWA TOTAL	2,800,000

KENTUCKY – 1.4%

Shelby County Industrial Building Revenue
	Roll Forming Corp.,
	Series 1996, VRDB, AMT,
	LOC: JPMorgan Chase Bank

	2.150% 04/01/16	920,000	920,000

		KENTUCKY TOTAL	920,000

MAINE – 4.4%

Lewiston IDR
	Diamond Turnpike Associates LLC,
	Series 1999, VRDB, AMT,
	LOC: Citizens Bank

	2.150% 07/01/14	3,000,000	3,000,000

		MAINE TOTAL	3,000,000

MASSACHUSETTS – 2.3%

Falmouth
	Series 2004,
	3.250% 07/21/05	836,350	842,062

Quincy
	Series 2004,
	Insured: MBIA
	2.250% 09/01/05	695,000	698,013

		MASSACHUSETTS TOTAL	1,540,075

MICHIGAN – 1.0%

Michigan Strategic Fund Ltd. Obligation
	LRV Enterprises LLC,
	Series 1996, VRDB, AMT,
	LOC: National City Bank

	2.220% 09/01/21	715,000	715,000

		MICHIGAN TOTAL	715,000

MINNESOTA – 6.7%

Bloomington IDR
	Watkins Pattern Co., Inc.,
	Series 2001, VRDB, AMT,
	LOC: U.S. Bank NA

	2.200% 07/01/21	1,900,000	1,900,000

		Par ($)	Value ($)*
Municipal Bonds – (continued)

MINNESOTA – (continued)

Eden Prairie IDR

	SWB LLC,
	Series 2000 A, VRDB, AMT,
	LOC: U.S. Bank NA

	2.200% 11/01/20	2,035,000	2,035,000

St. Paul Port Authority IDR
	Carlson Refrigeration Project,
	Series 1999-4, VRDB, AMT,
	LOC: U.S. Bank NA

	2.200% 09/01/20	605,000	605,000

		MINNESOTA TOTAL	4,540,000

NORTH CAROLINA – 1.7%

Brunswick County COP
	Series 2004,
	Insured: FSA

	5.000% 04/01/05	1,155,000	1,163,553

		NORTH CAROLINA TOTAL	1,163,553

OHIO – 1.1%

Hancock County Multi-Family Revenue
	Crystal Glen Apartments,
	Series 1998 B, VRDB, AMT,
	LOC: FHLB

	2.190% 01/01/31	740,000	740,000

		OHIO TOTAL	740,000

SOUTH CAROLINA – 2.0%

South Carolina Housing Finance & Development Authority
	Arrington Place Apartment LP,
	Series 2001, VRDB, AMT,
	LOC: SunTrust Bank

	2.110% 12/01/33	1,340,000	1,340,000

		SOUTH CAROLINA TOTAL	1,340,000

TENNESSEE – 4.1%

Metropolitan Nashville Airport Authority
	Passenger Facility Charge,
	Series 2003, VRDB, AMT,
	LOC: SunTrust Bank

	2.060% 07/01/12	1,700,000	1,700,000

Putnam County
	Series 2002,
	Insured: AMBAC

	3.000% 04/01/05	1,110,000	1,113,267

		TENNESSEE TOTAL	2,813,267

TEXAS – 13.4%

Arlington Industrial Development Corp.
	Universal Forest Products,
	Series 1999, VRDB, AMT,
	LOC: JPMorgan Chase Bank

	2.140% 07/01/29	1,920,000	1,920,000

Cedar Park
	Series 2003,
	Insured: MBIA
	2.000% 02/15/05	1,000,000	1,000,083

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TEXAS – (continued)

Gulf Coast IDA
	Harsco Corp.,
	Series 2000, VRDB, AMT,
	LOC: Wachovia Bank NA

	2.140% 05/01/10	1,500,000	1,500,000

Southmost Junior College District
	Series 2004,
	Insured: FSA

	2.250% 02/15/05	1,125,000	1,125,435

Tarrant Regional Water District Refunding & Improvement
	Series 2002,
	Insured: FSA

	4.000% 03/01/05	1,000,000	1,004,056

Texas State TRAN
	Series 2004,

	3.000% 08/31/05	2,500,000	2,522,831

		TEXAS TOTAL	9,072,405

UTAH – 0.6%

Emery County Pollution Control Revenue
	Pacificorp,
	Series 1994, VRDB,
	Insured: AMBAC
	SPA: Bank of Nova Scotia

	1.650% 11/01/24	400,000	400,000

		UTAH TOTAL	400,000

WASHINGTON – 2.2%

Washington State Housing Finance Commission
	Evergreen Ridge Apartments Project,
	Series 1994, VRDB, AMT,
	LOC: U.S. Bank NA

	2.100% 12/01/24	1,005,000	1,005,000

	Mill Plain Crossing Project,
	Series 1988, VRDB,
	LOC: Harris Trust & Savings Bank

	2.100% 01/01/10	500,000	500,000

		WASHINGTON TOTAL	1,505,000

WISCONSIN – 9.8%

Caledonia IDR
	Quick Cable Corp. Project,
	Series 1998, VRDB, AMT,
	LOC: Fifth Third Bank NA

	2.080% 12/01/18	2,250,000	2,250,000

Kenosha IDR
	Monarch Plastics, Inc.,
	Series 1994, VRDB, AMT,
	LOC: JPMorgan Chase Bank

	2.150% 12/01/09	875,000	875,000

		Par ($)	Value ($)*
Municipal Bonds – (continued)

WISCONSIN – (continued)

Kenosha Unified School District No. 001
	Series 2004 A,
	Insured: FSA

	2.000% 04/01/05	1,000,000	1,000,033

Madison Metropolitan School District
	Series 2004,
	3.000% 09/09/05	1,000,000	1,009,472

Milton IDR
	New England Extrusion, Inc.,
	Series 1998, VRDB, AMT,
	LOC: Citizens Bank

	2.210% 05/01/13	1,500,000	1,500,000

		WISCONSIN TOTAL	6,634,505

WYOMING – 2.7%

Laramie County Hospital Revenue
	Memorial Hospital D/B/A United Center,
	Series 2004,
	Insured: AMBAC

	4.000% 05/01/05	1,800,000	1,814,667

		WYOMING TOTAL	1,814,667

	Total Municipal Bonds (cost of $67,578,660)		67,578,660

		Shares
Investment Company – 0.0%

	Blackrock Provident Institutional MuniCash Portfolio	9,782	9,782

	Total Investment Company (cost of $9,782)		9,782

	Total Investments – 99.6% (cost of $67,588,442)(a)		67,588,442

	Other Assets & Liabilities, Net – 0.4%		255,932

	Net Assets – 100.0%		67,844,374

Notes to Investment Portfolio:

*                 Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Investments in other investment companies are valued at net asset value.

(a)          Cost for federal income tax purposes is $67,588,442.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of December 31, 2004.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance, Inc.
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
TRAN	Tax Revenue Anticipation Note
VRDB	Variable Rate Demand Bond

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005